Registration No. 333-40186

File No. 811-10001

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☒

OPPENHEIMER MAIN STREET SELECT FUND®

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On , pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On , pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On , pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of December, 2016.

Oppenheimer Main Street Select Fund®

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Robert J. Malone*	Chairman of the Board of Trustees	December 13, 2016
Robert J. Malone

Arthur P. Steinmetz*	Trustee, President and Principal Executive Officer	December 13, 2016
Arthur P. Steinmetz

Brian S. Petersen*	Treasurer, Principal Financial and Accounting Officer	December 13, 2016
Brian S. Petersen

Jon S. Fossel*	Trustee	December 13, 2016
Jon S. Fossel

Richard F. Grabish*	Trustee	December 13, 2016
Richard F. Grabish

Beverly L. Hamilton*	Trustee	December 13, 2016
Beverly L. Hamilton

Victoria J. Herget*	Trustee	December 13, 2016
Victoria J. Herget

F. William Marshall, Jr.*	Trustee	December 13, 2016
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	December 13, 2016
Karen L. Stuckey

James D. Vaughn*	Trustee	December 13, 2016
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

C-1